Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Other components of equity [member]	Total attributable to owners of the Controlling Company [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2021	₩ 16,567,161	₩ 1,564,499	₩ 1,440,258	₩ 13,287,390	₩ 117,469	₩ (1,433,080)	₩ 14,976,536	₩ 1,590,625
Comprehensive income
Profit for the year	1,385,635			1,260,470			1,260,470	125,165
Remeasurements of net defined benefit liabilities	181,429			165,524			165,524	15,905
Share of gain(loss) on remeasurements of associates and joint ventures	(332)			(189)			(189)	(143)
Share of other comprehensive income (loss) of associates and joint ventures	(10,851)				(8,291)		(8,291)	(2,560)
Valuation gain (loss) on cash flow hedge	(31,330)				(32,140)		(32,140)	810
Gain (Loss) on valuation of financial instruments at fair value through other comprehensive income	(158,574)			4,091	(160,785)		(156,694)	(1,880)
Exchange differences on translation of foreign operations	17,464				5,971		5,971	11,493
Total comprehensive income for the year	1,383,441			1,429,896	(195,245)		1,234,651	148,790
Transactions with owners
Dividends paid by the Controlling Company	(450,393)			(450,393)			(450,393)
Dividends paid to non-controlling interest of subsidiaries	(26,407)							(26,407)
Acquisition and disposition of businesses	3,152							3,152
Changes in ownership interest in subsidiaries	121,619					88,924	88,924	32,695
Appropriations of loss on disposal of treasury stock				(11,577)		11,577
Disposal of treasury stock	763,081					763,081	763,081
Conversion of redeemable convertible preferred shares of subsidiaries to common shares	51,476							51,476
Others	(434)					(2,654)	(2,654)	2,220
Subtotal	462,094			(461,970)		860,928	398,958	63,136
Ending balance at Dec. 31, 2022	18,412,696	1,564,499	1,440,258	14,255,316	(77,776)	(572,152)	16,610,145	1,802,551
Comprehensive income
Profit for the year	972,182			993,325			993,325	(21,143)
Remeasurements of net defined benefit liabilities	(137,465)			(126,613)			(126,613)	(10,852)
Share of gain(loss) on remeasurements of associates and joint ventures	(105)			(118)			(118)	13
Share of other comprehensive income (loss) of associates and joint ventures	21,595				15,775		15,775	5,820
Valuation gain (loss) on cash flow hedge	(22,613)				(22,252)		(22,252)	(361)
Gain (Loss) on valuation of financial instruments at fair value through other comprehensive income	121,805			222	126,028		126,250	(4,445)
Exchange differences on translation of foreign operations	24,230				10,632		10,632	13,598
Total comprehensive income for the year	979,629			866,816	130,183		996,999	(17,370)
Transactions with owners
Dividends paid by the Controlling Company	(501,844)			(501,844)			(501,844)
Dividends paid to non-controlling interest of subsidiaries	(24,964)							(24,964)
Acquisition and disposition of businesses	(79,134)							(79,134)
Changes in ownership interest in subsidiaries	345,367					216,841	216,841	128,526
Appropriations of loss on disposal of treasury stock				(44,421)		44,421
Acquisition of treasury stock	(300,243)					(300,243)	(300,243)
Disposal of treasury stock	4,463					4,463	4,463
Recognition of the obligation to purchase its own equity	(298,196)					(298,196)	(298,196)
Retirement of treasury stock				(100,000)		100,000
Others	4,800					2,448	2,448	2,352
Subtotal	(849,751)			(646,265)		(230,266)	(876,531)	26,780
Ending balance at Dec. 31, 2023	18,542,575	1,564,499	1,440,258	14,475,867	52,407	(802,418)	16,730,614	1,811,961
Comprehensive income
Profit for the year	406,669			459,861			459,861	(53,192)
Remeasurements of net defined benefit liabilities	(117,057)			(113,423)			(113,423)	(3,634)
Share of gain(loss) on remeasurements of associates and joint ventures	(490)			(482)			(482)	(8)
Share of other comprehensive income (loss) of associates and joint ventures	4,011				3,723		3,723	288
Valuation gain (loss) on cash flow hedge	(13,152)				(12,817)		(12,817)	(335)
Gain (Loss) on valuation of financial instruments at fair value through other comprehensive income	(7,602)			(13,424)	6,917		(6,507)	(1,095)
Exchange differences on translation of foreign operations	44,095				13,499		13,499	30,596
Total comprehensive income for the year	316,474			332,532	11,322		343,854	(27,380)
Transactions with owners
Dividends paid by the Controlling Company	(482,970)			(482,970)			(482,970)
Interim Dividends paid by the Parent Company	(368,685)			(368,685)			(368,685)
Dividends paid to non-controlling interest of subsidiaries	(20,578)							(20,578)
Change in Consolidation Scope	20							20
Changes in ownership interest in subsidiaries	1,814					(20,367)	(20,367)	22,181
Acquisition of treasury stock	(27,100)					(27,100)	(27,100)
Disposal of treasury stock	4,009					4,009	4,009
Retirement of treasury stock				(205,956)		205,956
Others	2,003					2,360	2,360	(357)
Subtotal	(891,487)			(1,057,611)		164,858	(892,753)	1,266
Ending balance at Dec. 31, 2024	₩ 17,967,561	₩ 1,564,499	₩ 1,440,258	₩ 13,750,788	₩ 63,729	₩ (637,560)	₩ 16,181,714	₩ 1,785,847